General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Abstract]
Payroll and related expenses	$ 3,194	$ 2,079	$ 1,568
Share-based payment	1,314	840	402
Professional fees	1,257	1,766	2,100
Impairment loss on trade receivables	262	387	18
Other and overheads	950	589	318
Total general and administrative expenses	$ 6,977	$ 5,661	$ 4,406